Leases - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($) leaseCommitment
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	$ 315	$ 0	$ 333
Number of non-cancellable lease commitments | leaseCommitment				1
Lease commitments for short-term leases for which recognition exemption has been used				$ 30
Lease principal payments	$ 200	$ 193	$ 115
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	12 months
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	5 years